Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 CNY (¥)	Dec. 31, 2019 shares	Apr. 12, 2018 shares
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 827,884	$ 121,935	¥ 965,944
Equity Investee | Revenue Sharing Arrangement
Related Party Transaction [Line Items]
Cost of revenue to related party	0	0	61,698
Related party transaction, amount of arrangement | ¥	100,000
Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Cost of revenue to related party	¥ 0	$ 0	¥ 119,652
Class B Ordinary Shares
Related Party Transaction [Line Items]
Common stock, shares issued	2,876,391,396	2,876,391,396		2,876,391,396	36,860,691
Class B Ordinary Shares | Traffic Acquisition and Other Services | Baidu
Related Party Transaction [Line Items]
Common stock, shares issued					36,860,691